Identifiable Intangible Assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	$ 2,323,087	$ 2,286,085
Finite-lived intangible assets, Accumulated Amortization	(658,875)	(495,914)
Total finite-lived intangible assets	1,664,212	1,790,171
Indefinite-lived intangible	164,428
Intangible asset, Gross	2,487,515	2,454,434
Intangible, Net, Total	$ 1,828,640	1,958,520
Remaining Weighted-Average Amortization Period (in Years)	13 years 29 days
Minimum
Goodwill And Intangible Assets [Line Items]
Remaining Weighted-Average Amortization Period (in Years)	2 years
Maximum
Goodwill And Intangible Assets [Line Items]
Remaining Weighted-Average Amortization Period (in Years)	20 years
Trade names
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	$ 1,570
Total finite-lived intangible assets	1,570
Indefinite-lived intangible	$ 164,428	168,349
Remaining Weighted-Average Amortization Period (in Years)	18 years
Customer relationships
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	$ 280,493	291,503
Finite-lived intangible assets, Accumulated Amortization	(180,571)	(164,611)
Total finite-lived intangible assets	$ 99,922	126,892
Remaining Weighted-Average Amortization Period (in Years)	12 years 8 months 12 days
Databases and content
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	$ 1,755,323	1,725,878
Finite-lived intangible assets, Accumulated Amortization	(342,385)	(233,733)
Total finite-lived intangible assets	$ 1,412,938	1,492,145
Remaining Weighted-Average Amortization Period (in Years)	13 years 9 months 18 days
Computer software
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	$ 285,701	268,704
Finite-lived intangible assets, Accumulated Amortization	(135,919)	(97,570)
Total finite-lived intangible assets	$ 149,782	$ 171,134
Remaining Weighted-Average Amortization Period (in Years)	3 years 10 months 21 days